Property, Plant and Equipment - Summary of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	€ 322.5
Property, plant and equipment, ending balance	609.2	€ 322.5
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	396.7	285.3
Additions	329.2	127.5
Disposals	1.6	17.6
Reclassifications	0.0	0.0
Currency differences	(1.2)	(1.3)
Acquisition of subsidiaries and businesses		0.2
Property, plant and equipment, ending balance	725.5	396.7
Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(74.2)	(58.3)
Depreciation	42.4	29.4
Disposals	(0.4)	(13.7)
Currency differences	0.1	0.2
Property, plant and equipment, ending balance	(116.3)	(74.2)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	89.9
Property, plant and equipment, ending balance	195.0	89.9
Land and buildings | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	104.1	61.3
Additions	100.2	20.0
Disposals	0.0	0.8
Reclassifications	12.0	23.1
Currency differences	(0.7)	(0.5)
Acquisition of subsidiaries and businesses		0.0
Property, plant and equipment, ending balance	217.0	104.1
Land and buildings | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(14.2)	(10.4)
Depreciation	7.8	4.4
Disposals	0.0	(0.6)
Currency differences	0.0	0.0
Property, plant and equipment, ending balance	(22.0)	(14.2)
Equipment, tools and installations
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	138.3
Property, plant and equipment, ending balance	178.7	138.3
Equipment, tools and installations | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	198.3	142.4
Additions	46.7	44.3
Disposals	1.1	15.1
Reclassifications	28.2	25.8
Currency differences	(0.9)	(0.7)
Acquisition of subsidiaries and businesses		0.2
Property, plant and equipment, ending balance	273.0	198.3
Equipment, tools and installations | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	(60.0)	(47.9)
Depreciation	34.6	25.0
Disposals	(0.4)	(13.1)
Currency differences	0.1	0.2
Property, plant and equipment, ending balance	(94.3)	(60.0)
Construction in progress and advance payments
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	94.3
Property, plant and equipment, ending balance	235.5	94.3
Construction in progress and advance payments | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	94.3	81.6
Additions	182.3	63.2
Disposals	(0.5)	1.7
Reclassifications	(40.2)	(48.9)
Currency differences	(0.4)	(0.1)
Acquisition of subsidiaries and businesses		0.0
Property, plant and equipment, ending balance	235.5	94.3
Construction in progress and advance payments | Cumulative depreciation and impairment charges
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, beginning balance	0.0	0.0
Depreciation	0.0	0.0
Disposals	0.0	0.0
Currency differences	0.0	0.0
Property, plant and equipment, ending balance	€ 0.0	€ 0.0